Summary of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 3,791,610	$ 3,717,542	[1],[2]
Prepaid expenses and other current assets	$ 12,243	13,584	[2]
Purchase-leaseback Transactions
Property Subject to or Available for Operating Lease [Line Items]
Containers, net		14,015
Prepaid expenses and other current assets		7,136
Purchase price		$ 21,151

[1]	Amount as of December 31, 2016 has been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts as of December 31, 2016 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods") and to reclassify debt balances to conform with the 2017 presentation.